Accrued And Other Liabilities (Accrued Liabilities) (Detail) - USD ($) $ in Thousands	Jun. 24, 2015	Jun. 25, 2014
ACCRUED AND OTHER LIABILITIES [Abstract]
Sales tax	$ 20,308	$ 19,622
Insurance	22,658	20,652
Property tax	14,224	14,209
Dividends	16,961	15,625
Litigation reserves	0	39,500
Other	37,046	36,446
Other accrued liabilities	$ 111,197	$ 146,054